UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01976

                               Sequoia Fund, Inc.
               (Exact name of registrant as specified in charter)

              767 Fifth Avenue, Suite 4701, New York, NY 10153-4798
               (Address of principal executive offices) (Zip code)

                               Robert D. Goldfarb
                           Ruane, Cunniff & Goldfarb Inc.
                                767 Fifth Avenue
                                   Suite 4701
                          New York, New York 10153-4798
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-5280

                      Date of fiscal year end: December 31

                   Date of reporting period: June 30, 2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

                               SEQUOIA FUND, INC.

                                   SEMI-ANNUAL
                                     REPORT
                                   (UNAUDITED)
                                  JUNE 30, 2009

                               SEQUOIA FUND, INC.
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
               WITH INCOME DIVIDENDS REINVESTED AND CAPITAL GAINS
                        DISTRIBUTIONS ACCEPTED IN SHARES

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2009. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                 VALUE OF       VALUE OF      VALUE OF
                  INITIAL      CUMULATIVE    CUMULATIVE      TOTAL
                 $10,000     CAPITAL GAINS   REINVESTED    VALUE OF
PERIOD ENDED    INVESTMENT   DISTRIBUTIONS    DIVIDENDS     SHARES
-------------   ----------   -------------   ----------   ----------
July 15, 1970    $ 10,000      $       --     $     --    $   10,000
May 31, 1971       11,750              --          184        11,934
May 31, 1972       12,350             706          451        13,507
May 31, 1973        9,540           1,118          584        11,242
May 31, 1974        7,530           1,696          787        10,013
May 31, 1975        9,490           2,137        1,698        13,325
May 31, 1976       12,030           2,709        2,654        17,393
May 31, 1977       15,400           3,468        3,958        22,826
Dec. 31, 1977      18,420           4,617        5,020        28,057
Dec. 31, 1978      22,270           5,872        6,629        34,771
Dec. 31, 1979      24,300           6,481        8,180        38,961
Dec. 31, 1980      25,040           8,848       10,006        43,894
Dec. 31, 1981      27,170          13,140       13,019        53,329
Dec. 31, 1982      31,960          18,450       19,510        69,920
Dec. 31, 1983      37,110          24,919       26,986        89,015
Dec. 31, 1984      39,260          33,627       32,594       105,481
Dec. 31, 1985      44,010          49,611       41,354       134,975
Dec. 31, 1986      39,290          71,954       41,783       153,027
Dec. 31, 1987      38,430          76,911       49,020       164,361
Dec. 31, 1988      38,810          87,760       55,946       182,516
Dec. 31, 1989      46,860         112,979       73,614       233,453
Dec. 31, 1990      41,940         110,013       72,633       224,586
Dec. 31, 1991      53,310         160,835      100,281       314,426
Dec. 31, 1992      56,660         174,775      112,428       343,863
Dec. 31, 1993      54,840         213,397      112,682       380,919
Dec. 31, 1994      55,590         220,943      117,100       393,633
Dec. 31, 1995      78,130         311,266      167,129       556,525
Dec. 31, 1996      88,440         397,099      191,967       677,506
Dec. 31, 1997     125,630         570,917      273,653       970,200
Dec. 31, 1998     160,700         798,314      353,183     1,312,197
Dec. 31, 1999     127,270         680,866      286,989     1,095,125
Dec. 31, 2000     122,090         903,255      289,505     1,314,850
Dec. 31, 2001     130,240       1,002,955      319,980     1,453,175
Dec. 31, 2002     126,630         976,920      311,226     1,414,776
Dec. 31, 2003     147,610       1,146,523      362,790     1,656,923
Dec. 31, 2004     154,270       1,200,687      379,159     1,734,116
Dec. 31, 2005     155,450       1,331,529      382,059     1,869,038
Dec. 31, 2006     152,750       1,496,788      375,422     2,024,960
Dec. 31, 2007     139,120       1,713,258      342,768     2,195,146
Dec. 31, 2008      95,270       1,265,238      241,397     1,601,905
June 30, 2009      97,330       1,292,596      246,739     1,636,665

The total amount of capital gains distributions accepted in shares was $1,413,907, the total amount of dividends reinvested was $124,531.

No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

TO THE SHAREHOLDERS OF SEQUOIA FUND, INC.

Dear Shareholder:

     Sequoia Fund's results for the second quarter of 2009 are shown below with comparable results for the leading market indexes:

                        SEQUOIA    DOW JONES    STANDARD &
TO JUNE 30, 2009          FUND    INDUSTRIALS   POOR'S 500
                        -------   -----------   ----------
3 Months                 11.50%      11.96%        15.93%
6 Months                  2.17%      -2.01%         3.16%
1 Year                  -17.12%     -23.00%       -26.21%
5 Years (Annualized)     -0.87%      -1.68%        -2.24%
10 Years (Annualized)     2.63%      -0.41%        -2.22%

     The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown.

     THE S&P 500 INDEX IS AN UNMANAGED, CAPITALIZATION-WEIGHTED INDEX OF THE COMMON STOCKS OF 500 MAJOR US CORPORATIONS. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED, PRICE-WEIGHTED INDEX OF 30 ACTIVELY TRADED BLUE CHIP STOCKS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND ASSUMES REINVESTMENT OF DIVIDENDS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YEAR TO DATE PERFORMANCE AS OF THE MOST RECENT MONTH END CAN BE OBTAINED BY CALLING DST SYSTEMS, INC. AT (800) 686-6884.

                                   ----------

     We are providing you with a copy of the transcript of the Ruane, Cunniff & Goldfarb Inc./Sequoia Fund, Inc. "Annual Investor Day 2009" meeting which was held on May 15th.

     As a result of net realized capital losses through the date of this letter, it is possible that we may not have a capital gains distribution during the year ended December 31, 2009. We will do our best to keep you informed of any material changes due to sales activity through October 31, 2009. IRS regulations dictate that capital gain distributions are determined by transactions from November 1 of one year to October 31 of the following year. There may be a modest income distribution in the fourth quarter.

Sincerely,


/s/ Richard T. Cunniff
----------------------------------------
Richard T. Cunniff
Vice Chairman


/s/ Robert D. Goldfarb
----------------------------------------
Robert D. Goldfarb
President


/s/ David M. Poppe
----------------------------------------
David M. Poppe
Executive Vice President

August 20, 2009

                          FEES AND EXPENSES OF THE FUND
                                   (UNAUDITED)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                         ANNUAL FUND OPERATING EXPENSES

Management Fees                        1.00%
Other Expenses                         0.04%
                                       ----
Total Annual Fund Operating Expenses   1.04%
Expense Reimbursement*                 0.04%
                                       ----
Net Expenses                           1.00%
                                       ====

* REFLECTS RUANE, CUNNIFF & GOLDFARB INC.'S ("RUANE, CUNNIFF & GOLDFARB") CONTRACTUAL REIMBURSEMENT OF A PORTION OF THE FUND'S OPERATING EXPENSES. THIS REIMBURSEMENT IS A PROVISION OF RUANE, CUNNIFF & GOLDFARB'S INVESTMENT ADVISORY AGREEMENT WITH THE FUND AND THE REIMBURSEMENT WILL BE IN EFFECT ONLY SO LONG AS THAT INVESTMENT ADVISORY AGREEMENT IS IN EFFECT.

                                   ----------

SHAREHOLDER EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

ACTUAL EXPENSES

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

                                                                   EXPENSES
                                                                 PAID DURING
                                         BEGINNING     ENDING      PERIOD*
                                          ACCOUNT     ACCOUNT     JANUARY 1,
                                           VALUE       VALUE       2009 TO
                                        JANUARY 1,    JUNE 30,     JUNE 30,
                                           2009         2009         2009
                                        ----------   ---------   -----------
Actual                                    $1,000     $1,021.70      $5.01
Hypothetical
   (5% return per year less expenses)     $1,000     $1,019.84      $5.01

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                SECTOR BREAKDOWN
                                   (UNAUDITED)

                                     PERCENT OF
AS OF JUNE 30, 2009                  NET ASSETS
----------------------------------   ----------
Diversified Companies                   20.76
U.S. Government Obligations             20.24
Retailing                               12.59
Veterinary Diagnostics                   6.63
Building Materials                       6.16
Automotive Manufacturing                 4.58
Industrial & Construction Supplies       4.55
Flooring Products                        3.74
Aerospace/Defense                        2.90
Miscellaneous Securities                 2.79
Freight Transportation                   2.63
Auto Parts                               2.55
Construction Equipment                   2.36
Other                                    7.52
                                       ------
                                       100.00
                                       ======

The table below shows the changes of the Fund's major positions for the period ended June 30, 2009:

                            % OF ASSETS   % OF ASSETS
POSITION                     6/30/2009     12/31/2008
-------------------------   -----------   -----------
Berkshire Hathaway             20.8%         22.8%
Idexx Laboratories              6.6%          5.3%
TJX Companies Inc.              6.1%          4.1%
Martin Marietta Materials       5.4%          6.9%
Porsche                         4.6%          5.3%
Fastenal Company                4.5%          5.7%
Mohawk Industries               3.7%          5.7%
                               ----          ----
                               51.7%         55.8%
                               ====          ====

                               SEQUOIA FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS (79.58%)

                                                                        VALUE
   SHARES                                                              (NOTE 1)
------------                                                        --------------
               ADVERTISING (1.16%)
     936,300   Omnicom Group Inc.                                   $   29,568,354
                                                                    --------------
               AEROSPACE/DEFENSE (2.90%)
  12,410,000   Rolls-Royce Group plc (United Kingdom)                   73,814,680
                                                                    --------------
               AUTO PARTS (2.55%)
   1,698,778   O'Reilly Automotive Inc. *                               64,689,466
                                                                    --------------
               AUTOMOTIVE MANUFACTURING (4.58%)
   1,734,393   Porsche Automobil Holding SE (Germany) (a)              116,306,660
                                                                    --------------
               BUILDING MATERIALS (6.16%)
   1,754,749   Martin Marietta Materials Inc.                          138,414,601
     419,772   Vulcan Materials Company                                 18,092,173
                                                                    --------------
                                                                       156,506,774
                                                                    --------------
               CONSTRUCTION EQUIPMENT (2.36%)
     730,000   Caterpillar Inc.                                         24,119,200
   1,524,900   Ritchie Bros. Auctioneers Incorporated                   35,758,905
                                                                    --------------
                                                                        59,878,105
                                                                    --------------
               CRUDE OIL & GAS PRODUCTION (0.19%)
      90,000   Canadian Natural Resources Limited                        4,724,100
                                                                    --------------
               DIVERSIFIED COMPANIES (20.76%)
       5,799   Berkshire Hathaway Inc. Class A *                       521,910,000
       2,011   Berkshire Hathaway Inc. Class B *                         5,823,253
                                                                    --------------
                                                                       527,733,253
                                                                    --------------
               DIVERSIFIED MANUFACTURING (0.93%)
     383,880   Danaher Corporation                                      23,700,751
                                                                    --------------
               FLOORING PRODUCTS (3.74%)
   2,665,000   Mohawk Industries Inc. *                                 95,087,200
                                                                    --------------
               FREIGHT TRANSPORTATION (2.63%)
   2,007,294   Expeditors International Inc.                            66,923,182
                                                                    --------------
               INDUSTRIAL & CONSTRUCTION SUPPLIES (4.55%)
   3,484,900   Fastenal Company                                        115,594,133
                                                                    --------------
               INFORMATION PROCESSING (1.97%)
     299,274   MasterCard Inc.                                          50,071,533
                                                                    --------------

                                                                        VALUE
   SHARES                                                              (NOTE 1)
------------                                                        --------------
               INSURANCE BROKERS (0.88%)
   1,127,910   Brown & Brown Inc.                                   $   22,479,246
                                                                    --------------
               PRINTING (1.13%)
   1,917,307   De La Rue plc (United Kingdom)                           28,742,349
                                                                    --------------
               RETAILING (12.59%)
      39,775   Costco Wholesale Corporation                              1,817,718
   1,372,623   Target Corporation                                       54,177,430
   4,947,700   TJX Companies, Inc.                                     155,654,642
   2,118,568   Walgreen Company                                         62,285,899
     951,630   Wal-Mart Stores, Inc.                                    46,096,957
                                                                    --------------
                                                                       320,032,646
                                                                    --------------
               TRUCK MANUFACTURING (1.08%)
     840,572   PACCAR Inc.                                              27,326,996
                                                                    --------------
               VETERINARY DIAGNOSTICS (6.63%)
   3,646,134   Idexx Laboratories Inc. +*                              168,451,391
                                                                    --------------
               Miscellaneous Securities (2.79%) (b)                     70,867,495
                                                                    --------------
               TOTAL COMMON STOCKS (Cost $1,442,724,252)            $2,022,498,314
                                                                    --------------

  PRINCIPAL
   AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS (20.24%)
$514,500,000   U.S. Treasury Bills due 7/2/2009 through 8/20/2009      514,477,148
                                                                    --------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (Cost $514,477,148)                                  514,477,148
                                                                    --------------
               TOTAL INVESTMENTS (99.82%) ++
                  (Cost $1,957,201,400)                              2,536,975,462
               OTHER ASSETS LESS LIABILITIES (0.18%)                     4,537,334
                                                                    --------------
               NET ASSETS (100.00%)                                 $2,541,512,796
                                                                    ==============

----------
+    Refer to Note 8.

++   The cost for federal income tax purposes is identical.

*    Non-income producing.

(a) The Fund is invested in preference shares of Porsche Automobil Holding SE which possess the same economic interest as Porsche common stock but have no voting rights.

(b) "Miscellaneous Securities" include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                  INVESTMENTS IN
VALUATION INPUTS                                    SECURITIES
-----------------------------------------------   --------------
Level 1 - Quoted Prices                           $2,022,498,314
Level 2 - Other Significant Observable Inputs *      514,477,148
                                                  --------------
Total                                             $2,536,975,462
                                                  ==============

* REPRESENTS U.S. TREASURY BILLS WITH REMAINING MATURITIES OF 60 DAYS OR LESS WHICH ARE VALUED AT THEIR AMORTIZED COST.

   The accompanying notes are an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2009 (UNAUDITED)

ASSETS
   Investments in securities, at value (Note 1)
      Unaffiliated companies (cost $1,865,831,878)                                 $2,368,524,071
      Affiliated companies (cost $91,369,522) (Note 8)                                168,451,391
                                                                                   --------------
   Total investment in securities (cost $1,957,201,400)                             2,536,975,462
   Cash on deposit with custodian                                                       2,800,653
   Receivable for capital stock sold                                                    2,850,416
   Dividends receivable                                                                 1,911,242
   Other assets                                                                            28,672
                                                                                   --------------
      Total assets                                                                  2,544,566,445
                                                                                   --------------
LIABILITIES
   Payable for capital stock repurchased                                                  725,341
   Accrued investment advisory fee                                                      2,116,495
   Accrued other expenses                                                                 211,813
                                                                                   --------------
      Total liabilities                                                                 3,053,649
                                                                                   --------------
Net assets applicable to 26,113,652 shares of capital stock outstanding (Note 4)   $2,541,512,796
                                                                                   ==============
Net asset value, offering price and redemption price per share                     $        97.33
                                                                                   ==============
NET ASSETS CONSIST OF
   Capital (par value and paid in surplus) $.10 par value stock, 100,000,000
      shares authorized                                                            $2,012,994,472
   Undistributed net investment income (Note 5)                                         3,362,311
   Accumulated net realized losses on investments (Note 5)                            (54,618,049)
   Unrealized appreciation                                                            579,774,062
                                                                                   --------------
      Total net assets                                                             $2,541,512,796
                                                                                   ==============

   The accompanying notes are an integral part of these Financial Statements.

                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INVESTMENT INCOME
   Income
      Dividends, net of $1,659,278 foreign tax withheld                           $14,699,702
      Interest                                                                        398,932
                                                                                  -----------
         Total income                                                              15,098,634
                                                                                  -----------
   Expenses
      Investment advisory fee (Note 2)                                             11,658,958
      Legal and auditing fees                                                         115,084
      Stockholder servicing agent fees                                                259,999
      Custodian fees                                                                   40,000
      Directors fees and expenses (Note 6)                                            118,314
      Other                                                                            92,645
                                                                                  -----------
         Total expenses                                                            12,285,000
   Less expenses reimbursed by Investment Adviser (Note 2)                            552,000
                                                                                  -----------
         Net expenses                                                              11,733,000
                                                                                  -----------
         Net investment income                                                      3,365,634
                                                                                  -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Realized gain/(loss) on
      Investments                                                                   5,773,456
      Foreign currency transactions                                                   221,268
                                                                                  -----------
         Net realized gain on investments and foreign currencies                    5,994,724
                                                                                  -----------
   Net increase in unrealized appreciation on Investments
      Unaffiliated companies                                                          978,605
      Affiliated companies (Note 8)                                                36,898,876
                                                                                  -----------
         Net increase in unrealized appreciation on investments                    37,877,481
                                                                                  -----------
         Net realized and unrealized gain on investments and foreign currencies    43,872,205
                                                                                  -----------
Net increase in net assets from operations                                        $47,237,839
                                                                                  ===========

   The accompanying notes are an integral part of these Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS
                                                                           ENDED 6/30/09      YEAR ENDED
                                                                            (UNAUDITED)        12/31/08
                                                                          --------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS
   From operations
      Net investment income                                               $    3,365,634   $    10,236,582
      Net realized gain on investments and foreign currencies                  5,994,724       239,644,000
      Net increase (decrease) in unrealized appreciation on investments       37,877,481    (1,186,236,559)
                                                                          --------------   ---------------
         Net increase (decrease) in net assets from operations                47,237,839      (936,355,977)
   Distributions to shareholders from
      Net investment income                                                     (184,248)      (10,628,918)
      Net realized gains                                                          (4,440)     (168,718,205)
   Capital share transactions (Note 4)                                         8,271,047        88,409,150
                                                                          --------------   ---------------
      Total increase (decrease)                                               55,320,198    (1,027,293,950)
NET ASSETS
   Beginning of period                                                     2,486,192,598     3,513,486,548
                                                                          --------------   ---------------
   End of period (including undistributed net investment income
      of $3,362,311 and $180,925, respectively)                           $2,541,512,796   $ 2,486,192,598
                                                                          ==============   ===============

   The accompanying notes are an integral part of these Financial Statements.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     Sequoia Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A. VALUATION OF INVESTMENTS: Investments are carried at market value or at fair value as determined under the supervision of the Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

     Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

     U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

     FOREIGN CURRENCIES: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B. ACCOUNTING FOR INVESTMENTS: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. GENERAL: Dividends and distributions are recorded by the Fund on the ex-dividend date.

F. INDEMNIFICATION: The Fund's officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE 2--INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS

     The Fund retains Ruane, Cunniff & Goldfarb Inc. as its investment adviser. Ruane, Cunniff & Goldfarb Inc. (the "Investment Adviser") provides the Fund with investment advice, administrative services and facilities.

     Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund's average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1/2% of the average daily net asset values of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2009 and the Investment Adviser reimbursed the Fund $552,000. Such reimbursement is not subject to recoupment by the Investment Adviser.

     For the six months ended June 30, 2009, there were no amounts accrued or paid to interested persons, including officers and directors, other than advisory fees of $11,658,958 to Ruane, Cunniff & Goldfarb Inc. and brokerage commissions of $265,431 to Ruane, Cunniff & Goldfarb LLC, the Fund's distributor. Certain officers of the Fund are also officers of the Investment Adviser and the Fund's distributor. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund's capital shares during the six months ended June 30, 2009.

NOTE 3--PORTFOLIO TRANSACTIONS

     The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2009 were $146,800,792 and $211,220,253, respectively. Included in proceeds of sales is $55,160,636 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $41,986,090.

     At June 30, 2009 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $838,541,357 and $258,767,295, respectively.

NOTE 4--CAPITAL STOCK

     At June 30, 2009 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2009 and the year ended December 31, 2008 were as follows:

                                                             2009                       2008
                                                   ------------------------   ------------------------
                                                     SHARES       AMOUNT        SHARES       AMOUNT
                                                   ---------   ------------   ---------   ------------
Shares sold                                        1,872,646   $174,421,048   2,890,902   $341,191,851
Shares issued to stockholders on reinvestment of
   Net investment income                               1,473        144,858      81,004      7,832,313
   Net realized gains on Investments                      35          3,490   1,157,417    128,898,150
                                                   ---------   ------------   ---------   ------------
                                                   1,874,154    174,569,396   4,129,323    477,922,314
Shares repurchased                                 1,857,707    166,298,349   3,287,506    389,513,164
                                                   ---------   ------------   ---------   ------------
Net increase                                          16,447   $  8,271,047     841,817   $ 88,409,150
                                                   =========   ============   =========   ============

NOTE 5--FEDERAL INCOME TAXES

     Distributions to shareholders are determined in accordance with federal tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts based on federal tax regulations. During the six months ended June 30, 2009 permanent differences primarily due to realized gains on redemptions in kind not recognized for tax purposes resulted in a net increase in accumulated net realized losses of $41,986,091 with a corresponding increase in paid in surplus. These reclassifications had no effect on net assets.

     The tax character of distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

                            2009         2008
                          --------   ------------
Distributions paid from
Ordinary income           $184,248   $ 10,628,918
Long-term capital gains      4,440    168,718,205
                          --------   ------------
   Total distributions    $188,688   $179,347,123
                          ========   ============

     As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income     $  3,362,311
Accumulated net realized losses    (54,618,049)
Unrealized appreciation            579,774,062
                                  ------------
                                  $528,518,324
                                  ============

     In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns and requires certain expanded tax disclosures. Management has applied the Interpretation to the Fund during the period ended June 30, 2009. As a result of the application of the Interpretation, there was no material impact on the financial statements. The Fund's Federal tax returns filed in the three-year period ended December 31, 2008 remain subject to examination by the IRS.

NOTE 6--DIRECTORS FEES AND EXPENSES

     Directors who are not deemed "interested persons" receive fees of $10,000 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2009 was $118,314.

NOTE 7--INTERIM FINANCIAL STATEMENTS

     The interim financial statements have not been examined by the Fund's independent registered public accounting firm and accordingly they do not express an opinion thereon.

NOTE 8--AFFILIATED COMPANIES

     Portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as "affiliated companies." The total value and cost of the Fund's investment in an affiliated company at June 30 2009 aggregated $168,451,391 and $91,369,522, respectively. There were no transactions for the affiliated company during the period of its affiliation for the six months ended June 30, 2009.

NOTE 9--FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED                      YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2009   ----------------------------------------------------
                                           (UNAUDITED)      2008       2007       2006       2005       2004
                                          -------------   --------   --------   --------   --------   --------
Per Share Operating Performance (for a
   share outstanding throughout
   the period)
Net asset value, beginning of period        $  95.27      $ 139.12   $ 152.75   $ 155.45   $ 154.27   $ 147.61
                                            --------      --------   --------   --------   --------   --------
Income from investment operations
Net investment income (loss)                    0.13          0.40       0.46      (0.70)     (0.75)     (0.58)
Net realized and unrealized gains
   (losses) on investments                      1.94        (37.11)     13.48      13.60      12.57       7.45
                                            --------      --------   --------   --------   --------   --------
       Total from investment operations         2.07        (36.71)     13.94      12.90      11.82       6.87
                                            --------      --------   --------   --------   --------   --------
Less distributions
Dividends from net investment income           (0.01)        (0.42)     (0.45)     (0.00)     (0.00)     (0.00)
Distributions from net realized gains          (0.00)(a)     (6.72)    (27.12)    (15.60)    (10.64)     (0.21)
                                            --------      --------   --------   --------   --------   --------
       Total distributions                     (0.01)        (7.14)    (27.57)    (15.60)    (10.64)     (0.21)
                                            --------      --------   --------   --------   --------   --------
Net asset value, end of period              $  97.33      $  95.27   $ 139.12   $ 152.75   $ 155.45   $ 154.27
                                            ========      ========   ========   ========   ========   ========
Total Return                                    2.17%+      -27.03%      8.40%      8.34%      7.78%      4.66%
Ratios/Supplemental data
Net assets, end of period (in millions)     $2,541.5      $2,486.2   $3,513.5   $3,599.8   $3,573.3   $3,772.4
Ratio of expenses to average net assets
   Before expense reimbursement                 1.05%++       1.04%      1.03%      1.03%      1.03%      1.02%
   After expense reimbursement                  1.00%++       1.00%      1.00%      1.00%      1.00%      1.00%
Ratio of net investment income
   (loss) to average net assets                  0.3%++        0.3%       0.3%      -0.5%      -0.5%      -0.4%
Portfolio turnover rate                            8%+          12%        13%        14%         8%         6%

----------
+    Not annualized

++   Annualized

(a)  Represents less than $0.01 per share.

                          OTHER INFORMATION (UNAUDITED)

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information regarding the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly, semiannual or annual report on Sequoia Fund's web site at http://www.sequoiafund.com/fund_reports.htm.

     You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund's web site at www.sequoiafund.com and use the "Shareholder Information" link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission's web site at www.sec.gov or by calling DST Systems, Inc. at (800) 686-6884.

                     This page was intentionally left blank.

SEQUOIA FUND, INC.
767 FIFTH AVENUE, SUITE 4701
NEW YORK, NEW YORK 10153-4798
(800) 686-6884
WEBSITE: www.sequoiafund.com

DIRECTORS
   Richard T. Cunniff
   Robert D. Goldfarb
   David M. Poppe
   Vinod Ahooja, Chairman of the Board
   Roger Lowenstein
   C. William Neuhauser
   Sharon Osberg
   Robert L. Swiggett

OFFICERS
   Richard T. Cunniff     -- VICE CHAIRMAN
   Robert D. Goldfarb     -- PRESIDENT
   David M. Poppe         -- EXECUTIVE VICE PRESIDENT
   Joseph Quinones, Jr.   -- VICE PRESIDENT, SECRETARY,
                             TREASURER & CHIEF COMPLIANCE OFFICER
   Michael Valenti        -- ASSISTANT SECRETARY

INVESTMENT ADVISER
   Ruane, Cunniff & Goldfarb Inc.
   767 Fifth Avenue, Suite 4701
   New York, New York 10153-4798

DISTRIBUTOR
   Ruane, Cunniff & Goldfarb LLC
   767 Fifth Avenue, Suite 4701
   New York, New York 10153-4798

CUSTODIAN
   The Bank of New York
   MF Custody Administration Department
   One Wall Street, 25th Floor
   New York, New York 10286

REGISTRAR AND SHAREHOLDER SERVICING AGENT
   DST Systems, Inc.
   P.O. Box 219477
   Kansas City, Missouri 64121

LEGAL COUNSEL
   Seward & Kissel LLP
   One Battery Park Plaza
   New York, New York 10004

              This report has been prepared for the information of
                       shareholders of Sequoia Fund, Inc.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS

(a) The Schedule of Investments is Included in Item 1, Reports to Stockholders.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEQUOIA FUND, INC.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  September 1, 2009

By:     /s/ Joseph Quinones, Jr.
        ---------------------------
        Joseph Quinones, Jr.
        Vice President, Secretary, Treasurer

Date:  September 1, 2009